Convertible Notes Payable - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Convertible notes payable	$ 5,000	$ 0	$ 1,500
Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Convertible notes payable	$ 5,000	$ 0	$ 1,500